Calvert
Income Fund
December 31, 2024
Schedule of Investments (Unaudited)

Asset-Backed Securities — 9.9%

Security	Principal Amount* (000's omitted)		Value
AASET U.S. Ltd., Series 2018-1A, Class C, 6.413%, 1/16/38(1)		554	$ 51,379
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.11%, 12/20/30(1)		2,240	2,214,867
Cloud Capital Holdco LP, Series 2024-2A, Class A2, 5.923%, 11/22/49(1)		3,510	3,492,717
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)		2,460	2,215,981
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	2,700	1,797,276
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class B, 3.79%, 12/26/51(1)		4,000	3,781,549
Series 2021-1A, Class C, 5.99%, 12/26/51(1)		2,900	2,732,114
Conn's Receivables Funding LLC, Series 2023-A, Class B, 10.00%, 1/17/28(1)		753	756,162
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)		1,051	993,921
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)		757	703,794
Driven Brands Funding LLC:
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)		1,348	1,337,255
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)		2,369	2,314,189
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)		3,287	3,302,192
GoTo Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)		2,148	2,118,604
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)		3,160	3,069,862
Jersey Mike's Funding LLC, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)		1,344	1,328,222
Lunar Aircraft Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)		234	226,898
Series 2020-1A, Class C, 6.413%, 2/15/45(1)		124	117,478
Mosaic Solar Loan Trust:
Series 2020-1A, Class B, 3.10%, 4/20/46(1)		79	67,396
Series 2022-2A, Class D, 8.29%, 1/21/53(1)		3,583	944,605
Navigator Aviation Ltd.:
Series 2024-1, Class A, 5.40%, 8/15/49(1)		2,278	2,229,037
Series 2024-1, Class B, 6.09%, 8/15/49(1)		1,392	1,348,089
Neighborly Issuer LLC:
Series 2021-1A, Class A2, 3.584%, 4/30/51(1)		2,942	2,715,627
Series 2023-1A, Class A2, 7.308%, 1/30/53(1)		850	864,266
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)		209	202,136
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)		1,283	1,229,008
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)		2,884	2,903,601
Oportun Funding Trust, Series 2024-3, Class B, 5.48%, 8/15/29(1)		1,312	1,312,634
Oportun Issuance Trust, Series 2021-C, Class C, 3.61%, 10/8/31(1)		3,283	3,199,182
Security	Principal Amount* (000's omitted)		Value
Pagaya AI Debt Selection Trust:
Series 2021-3, Class C, 3.27%, 5/15/29(1)		2,745	$ 2,612,259
Series 2021-5, Class C, 3.93%, 8/15/29(1)		2,935	2,852,264
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)		2,446	2,255,655
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)		1,157	1,163,902
Prodigy Finance CM DAC, Series 2021-1A, Class D, 10.352%, (1 mo. SOFR + 6.014%), 7/25/51(1)(2)		563	578,946
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	3,274	2,263,079
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		616	561,977
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		1,317	1,120,228
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)		4,665	4,536,821
SolarCity LMC I LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)		187	182,734
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)		2,859	2,761,719
Subway Funding LLC, Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)		1,946	1,899,355
Sunnova Helios II Issuer LLC, Series 2021-B, Class B, 2.01%, 7/20/48(1)		1,823	1,529,209
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class B, 7.25%, 6/20/47(1)		3,924	3,142,903
Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.15%, 2/20/48(1)		1,602	908,342
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)		3,562	3,328,284
Sunnova Sol II Issuer LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)		784	583,474
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)		4,000	3,265,184
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)		330	310,066
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/28(1)		2,810	2,892,943
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)		2,545	2,324,573
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)		1,395	1,450,169
Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/48(1)		1,953	1,873,903
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)		592	554,078
Series 2020-A, Class C, 6.657%, 3/15/45(1)		206	202,910
Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.00%, 10/15/48(1)		1,262	1,307,784
Total Asset-Backed Securities (identified cost $102,128,910)			$96,032,802

Calvert
Income Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Collateralized Mortgage Obligations — 6.5%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd., Series 2021-3A, Class M1B, 5.969%, (30-day SOFR Average + 1.40%), 9/25/31(1)(2)	$1,874	$ 1,877,954
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892% to 5/25/27, 10/25/29(1)(3)	3,770	3,775,136
Champs Trust:
Series 2024-1, Class A, 8.39%, 7/25/59(1)	2,397	2,481,983
Series 2024-2, Class A, 8.79% to 9/25/27, 11/25/59(1)(3)	1,529	1,593,194
Series 2024-3, Class A, 10.262%, 1/25/60(1)(3)	1,497	1,551,882
Eagle Re Ltd., Series 2021-2, Class M1C, 8.019%, (30-day SOFR Average + 3.45%), 4/25/34(1)(2)	2,646	2,683,869
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	175	174,048
Series 5413, Class MZ, 6.00%, 5/25/54	1,343	1,335,661
Series 5483, Class FB, 5.999%, (30-day SOFR Average + 1.43%), 12/25/54(2)	5,211	5,219,318
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 12.833%, (30-day SOFR Average + 8.264%), 7/25/49(1)(2)	500	581,638
Series 2020-DNA6, Class B1, 7.569%, (30-day SOFR Average + 3.00%), 12/25/50(1)(2)	900	978,064
Series 2021-DNA2, Class B2, 10.569%, (30-day SOFR Average + 6.00%), 8/25/33(1)(2)	1,959	2,337,243
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 9.033%, (30-day SOFR Average + 4.464%), 7/25/31(1)(2)	1,216	1,315,549
Series 2019-R03, Class 1B1, 8.783%, (30-day SOFR Average + 4.214%), 9/25/31(1)(2)	849	904,694
Series 2019-R06, Class 2B1, 8.433%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	1,651	1,720,580
Series 2019-R07, Class 1B1, 8.083%, (30-day SOFR Average + 3.514%), 10/25/39(1)(2)	4,145	4,310,831
Series 2020-R02, Class 2B1, 7.683%, (30-day SOFR Average + 3.114%), 1/25/40(1)(2)	1,497	1,539,231
Series 2021-R01, Class 1B2, 10.569%, (30-day SOFR Average + 6.00%), 10/25/41(1)(2)	4,457	4,729,922
Series 2021-R02, Class 2B1, 7.869%, (30-day SOFR Average + 3.30%), 11/25/41(1)(2)	543	562,894
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	716	726,694
Series 2023-84, Class MW, 6.00%, 6/20/53	751	761,875
Series 2023-98, Class BW, 6.00%, 7/20/53	832	844,324
Series 2023-99, Class AL, 6.00%, 7/20/53	832	844,247
Series 2023-102, Class SG, 5.386%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(4)	937	922,963
Series 2023-116, Class CY, 6.00%, 8/20/53	1,959	1,939,073
Series 2023-164, Class EL, 6.00%, 11/20/53	970	985,375
Series 2023-173, Class AX, 6.00%, 11/20/53	855	864,753
Series 2024-46, Class AL, 6.00%, 3/20/54	898	907,256
Home Re Ltd., Series 2021-1, Class M2, 7.525%, (30-day SOFR Average + 2.964%), 7/25/33(1)(2)	3,418	3,451,196
Security	Principal Amount (000's omitted)	Value
LHOME Mortgage Trust:
Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(1)(5)	$1,050	$ 1,063,324
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(5)	1,080	1,098,965
Series 2023-RTL4, Class A1, 7.628% to 8/25/25, 11/25/28(1)(5)	975	994,324
Series 2024-RTL1, Class A1, 7.017% to 8/25/26, 1/25/29(1)(5)	1,590	1,609,149
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(5)	2,010	2,035,998
PNMAC GMSR Issuer Trust, Series 2024-GT1, Class A, 7.539%, (1 mo. SOFR + 3.20%), 3/25/29(1)(2)	1,615	1,637,518
Triangle Re Ltd., Series 2021-3, Class B1, 9.519%, (30-day SOFR Average + 4.95%), 2/25/34(1)(2)	2,202	2,267,099
Total Collateralized Mortgage Obligations (identified cost $61,486,933)		$ 62,627,824

Commercial Mortgage-Backed Securities — 4.7%

Security	Principal Amount* (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(3)	11,165	$ 5,801,566
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(3)	4,545	956,584
BPR Commercial Mortgage Trust, Series 2024-PARK, Class C, 6.183%, 11/5/39(1)(3)	3,030	3,024,506
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D, 6.162%, (1 mo. SOFR + 1.764%), 9/15/36(1)(2)	5,509	5,499,291
CSMC Trust:
Series 2021-BPNY, Class A, 8.227%, (1 mo. SOFR + 3.829%), 8/15/26(1)(2)	2,622	2,428,451
Series 2022-CNTR, Class A, 8.342%, (1 mo. SOFR + 3.944%), 1/9/25(1)(2)	1,333	1,008,028
Extended Stay America Trust, Series 2021-ESH, Class D, 6.762%, (1 mo. SOFR + 2.364%), 7/15/38(1)(2)	5,162	5,181,034
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 7.933%, (30-day SOFR Average + 3.364%), 10/25/49(1)(2)	2,392	2,421,567
Series 2020-01, Class M10, 8.433%, (30-day SOFR Average + 3.864%), 3/25/50(1)(2)	3,053	3,110,459
Great Wolf Trust, Series 2024-WLF2, Class D, 7.337%, (1 mo. SOFR + 2.939%), 5/15/41(1)(2)	2,954	2,987,224
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class C, 6.937%, (1 mo. SOFR + 2.54%), 6/15/41(1)(2)	1,085	1,091,577
Series 2024-DPLO, Class D, 7.736%, (1 mo. SOFR + 3.339%), 6/15/41(1)(2)	1,410	1,420,332
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,485	312,354
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(3)	1,120	58,589

Calvert
Income Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
ORL Trust, Series 2024-GLKS, Class F, 8.938%, (1 mo. SOFR + 4.438%), 12/15/39(1)(2)		3,060	$ 3,063,741
ROCK Trust, Series 2024-CNTR, Class B, 5.93%, 11/13/41(1)		1,985	1,990,055
TX Trust, Series 2024-HOU, Class E, 8.784%, (1 mo. SOFR + 4.387%), 6/15/39(1)(2)		2,908	2,914,196
U.K. Logistics DAC:
Series 2024-1A, Class D, 8.727%, (SONIA + 4.00%), 5/17/34(1)(2)	GBP	1,300	1,643,108
Series 2024-1A, Class E, 9.727%, (SONIA + 5.00%), 5/17/34(1)(2)	GBP	650	820,512
Total Commercial Mortgage-Backed Securities (identified cost $57,037,888)			$ 45,733,174

Common Stocks — 0.2%

Security	Shares	Value
Energy — 0.2%
Enviva LLC(6)(7)	94,230	$ 1,649,072
Total Common Stocks (identified cost $665,264)		$ 1,649,072

Corporate Bonds — 56.5%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 1.3%
Celanese U.S. Holdings LLC:
6.05%, 3/15/25	2,500	$ 2,502,008
6.60%, 11/15/28	4,101	4,202,774
Compass Minerals International, Inc., 6.75%, 12/1/27(1)(8)	1,576	1,554,059
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)	2,080	2,209,514
South32 Treasury Ltd., 4.35%, 4/14/32(1)	2,596	2,380,295
		$ 12,848,650
Communications — 2.8%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	2,000	$1,839,051
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.80%, 3/1/50	8,895	6,690,950
4.908%, 7/23/25	2,677	2,674,755
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)(8)	1,905	1,962,889
McGraw-Hill Education, Inc., 8.00%, 8/1/29(1)(8)	2,000	2,002,502
SES GLOBAL Americas Holdings, Inc., 5.30%, 3/25/44(1)	1,378	1,003,747
SES SA, 5.30%, 4/4/43(1)	820	599,561
Sprint LLC, 7.625%, 3/1/26	3,000	3,068,610
Stagwell Global LLC, 5.625%, 8/15/29(1)	2,500	2,383,223
Videotron Ltd., 3.625%, 6/15/29(1)(8)	3,200	2,982,001
Zegona Finance PLC, 8.625%, 7/15/29(1)	2,000	2,127,533
		$27,334,822
Security	Principal Amount* (000’s omitted)	Value
Consumer, Cyclical — 6.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	1,625	$ 1,621,031
AS Mileage Plan IP Ltd.:
5.021%, 10/20/29(1)	1,855	1,808,780
5.308%, 10/20/31(1)	3,150	3,077,486
Brunswick Corp., 5.85%, 3/18/29(8)	2,961	3,008,703
Delta Air Lines, Inc./SkyMiles IP Ltd.:
4.50%, 10/20/25(1)	2,351	2,337,504
4.75%, 10/20/28(1)	4,800	4,737,255
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	2,097	1,918,562
Ford Motor Co.:
3.25%, 2/12/32	3,029	2,520,024
4.75%, 1/15/43	2,483	1,959,746
Ford Motor Credit Co. LLC:
5.125%, 6/16/25	6,700	6,697,695
7.122%, 11/7/33	615	642,178
7.20%, 6/10/30	1,083	1,140,684
7.35%, 3/6/30	2,367	2,507,597
General Motors Co., 5.15%, 4/1/38	3,000	2,763,096
General Motors Financial Co., Inc.:
5.95%, 4/4/34	1,851	1,861,602
6.05%, 10/10/25	4,000	4,035,618
Hyatt Hotels Corp., 5.375%, 4/23/25	4,000	4,002,847
Hyundai Capital America:
5.30%, 6/24/29(1)	2,311	2,319,196
5.80%, 6/26/25(1)	3,000	3,011,382
Lithia Motors, Inc., 4.375%, 1/15/31(1)	2,274	2,070,140
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	3,129	2,955,827
Sonic Automotive, Inc., 4.625%, 11/15/29(1)(8)	2,535	2,342,744
WarnerMedia Holdings, Inc., 4.279%, 3/15/32(8)	5,468	4,819,889
		$64,159,586
Consumer, Non-cyclical — 3.1%
AbbVie, Inc., 5.50%, 3/15/64	2,055	$1,963,956
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	2,566	2,434,353
Bristol-Myers Squibb Co., 5.65%, 2/22/64	3,751	3,613,400
Centene Corp.:
2.50%, 3/1/31	3,676	3,042,906
2.625%, 8/1/31	340	280,215
3.375%, 2/15/30	1,171	1,043,718
4.25%, 12/15/27	1,068	1,035,371
CVS Pass-Through Trust, 6.036%, 12/10/28	1,134	1,140,192
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)(8)	2,000	2,005,818
ICON Investments Six DAC, 5.809%, 5/8/27	2,050	2,085,142
Kroger Co., 5.00%, 9/15/34	1,246	1,207,471
LifePoint Health, Inc.:
9.875%, 8/15/30(1)	850	918,176
10.00%, 6/1/32(1)	1,675	1,705,145

Calvert
Income Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Consumer, Non-cyclical (continued)
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)		2,227	$ 1,837,996
3.00%, 10/15/30(1)		238	206,099
5.20%, 4/1/29(1)		3,181	3,117,335
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)(8)		2,250	2,243,144
			$ 29,880,437
Diversified — 0.3%
Inversiones La Construccion SA, 4.75%, 2/7/32(9)		2,962	$ 2,695,420
			$2,695,420
Energy — 0.5%
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)		530	$491,045
6.45%, 3/5/34(1)		937	926,965
6.95%, 3/5/54(1)		607	599,183
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)		2,793	2,584,149
			$4,601,342
Financial — 33.6%
ABN AMRO Bank NV, 4.988% to 12/3/27, 12/3/28(1)(10)		1,600	$1,597,211
AIB Group PLC, 5.871% to 3/28/34, 3/28/35(1)(10)		1,206	1,208,848
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)		5,806	5,847,982
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		2,800	2,779,672
Ally Financial, Inc.:
4.70% to 5/15/26(10)(11)		7,620	7,134,535
5.543% to 1/17/30, 1/17/31(10)		1,116	1,100,699
6.848% to 1/3/29, 1/3/30(10)		2,790	2,893,529
6.992% to 6/13/28, 6/13/29(10)		130	135,481
American Assets Trust LP, 3.375%, 2/1/31		4,214	3,668,272
American National Group, Inc.:
5.75%, 10/1/29		1,815	1,818,474
6.144%, 6/13/32(1)(8)		2,600	2,560,296
Antares Holdings LP:
6.35%, 10/23/29(1)		625	620,412
6.50%, 2/8/29(1)		1,465	1,464,621
Apollo Debt Solutions BDC, 6.70%, 7/29/31(1)		3,879	3,985,470
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(9)(10)	EUR	1,945	2,394,732
Athene Global Funding:
5.583%, 1/9/29(1)(8)		2,053	2,077,366
5.62%, 5/8/26(1)		4,000	4,038,150
Banco Mercantil del Norte SA, 8.375% to 5/20/31(1)(10)(11)		3,291	3,287,500
Banco Santander SA:
1.722% to 9/14/26, 9/14/27(10)		1,800	1,702,573
3.80%, 2/23/28		2,460	2,361,226
6.35%, 3/14/34		4,400	4,463,802
9.625% to 11/21/28(10)(11)		2,000	2,202,436
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Bank of America Corp.:
5.468% to 1/23/34, 1/23/35(10)	13,953	$ 13,974,586
5.933% to 9/15/26, 9/15/27(10)	4,570	4,652,560
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(10)	3,140	3,311,965
BBVA Bancomer SA:
5.125% to 1/18/28, 1/18/33(1)(8)(10)	4,897	4,558,943
8.125% to 1/8/34, 1/8/39(1)(8)(10)	2,637	2,692,090
8.45% to 6/29/33, 6/29/38(1)(10)	1,577	1,634,408
Blackstone Private Credit Fund:
4.70%, 3/24/25	2,500	2,496,540
6.25%, 1/25/31	1,445	1,470,006
Blue Owl Credit Income Corp., 6.65%, 3/15/31(8)	3,020	3,075,285
BNP Paribas SA:
7.75% to 8/16/29(1)(10)(11)	1,714	1,756,464
8.00% to 8/22/31(1)(10)(11)	1,340	1,381,645
9.25% to 11/17/27(1)(10)(11)	1,314	1,405,726
BPCE SA, 5.716% to 1/18/29, 1/18/30(1)(10)	2,852	2,867,836
Broadstone Net Lease LLC, 2.60%, 9/15/31	2,073	1,713,429
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(10)	3,908	3,831,051
CaixaBank SA:
6.037% to 6/15/34, 6/15/35(1)(10)	557	562,438
6.84% to 9/13/33, 9/13/34(1)(10)	3,153	3,354,722
Capital One NA, 2.28% to 1/28/25, 1/28/26(10)	3,425	3,417,421
Charles Schwab Corp.:
4.00% to 6/1/26(10)(11)	1,726	1,671,536
6.136% to 8/24/33, 8/24/34(8)(10)	4,698	4,934,886
CI Financial Corp., 3.20%, 12/17/30	4,513	3,839,397
Citigroup, Inc.:
3.785% to 3/17/32, 3/17/33(10)	2,336	2,098,145
4.00% to 12/10/25(10)(11)	2,510	2,450,070
COPT Defense Properties LP, 2.90%, 12/1/33	3,595	2,889,843
Credit Agricole SA, 6.251% to 1/10/34, 1/10/35(1)(10)	3,974	3,992,515
Cushman & Wakefield U.S. Borrower LLC, 8.875%, 9/1/31(1)	282	303,798
Enact Holdings, Inc., 6.25%, 5/28/29	5,120	5,220,668
EPR Properties:
3.60%, 11/15/31	1,155	1,011,101
3.75%, 8/15/29	4,663	4,326,071
4.95%, 4/15/28	2,645	2,602,644
Essent Group Ltd., 6.25%, 7/1/29	4,459	4,555,096
Extra Space Storage LP:
2.55%, 6/1/31	2,585	2,203,915
5.70%, 4/1/28	2,000	2,042,209
Fifth Third Bancorp, 6.361% to 10/27/27, 10/27/28(10)	3,000	3,102,606
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	6,931	5,952,419
6.75%, 3/15/54(1)	4,540	4,613,545
7.95% to 7/15/29, 10/15/54(1)(10)	2,930	3,072,114
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34(1)	7,969	7,764,895

Calvert
Income Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	626	$ 607,016
3.75%, 9/15/30(1)(8)	3,415	3,011,804
HSBC Holdings PLC, 7.39% to 11/3/27, 11/3/28(10)	4,008	4,248,793
Huntington Bancshares, Inc., 6.141% to 8/18/34, 11/18/39(10)	2,793	2,791,240
ING Groep NV, 4.625%, 1/6/26(1)	3,775	3,776,956
Intesa Sanpaolo SpA, 8.248% to 11/21/32, 11/21/33(1)(10)	3,523	3,953,788
Jefferies Financial Group, Inc., 6.20%, 4/14/34	4,267	4,399,882
JPMorgan Chase & Co.:
5.336% to 1/23/34, 1/23/35(10)	8,498	8,447,786
5.581% to 4/22/29, 4/22/30(10)	865	882,346
5.766% to 4/22/34, 4/22/35(10)	916	937,382
6.087% to 10/23/28, 10/23/29(10)	6,557	6,802,506
KeyBank NA, 5.00%, 1/26/33	3,116	2,989,806
KeyCorp, 5.716%, (SOFR + 1.25%), 5/23/25(2)	3,217	3,219,941
Kite Realty Group LP, 5.50%, 3/1/34	1,545	1,537,712
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(10)	6,851	6,523,638
LPL Holdings, Inc.:
4.00%, 3/15/29(1)	3,221	3,055,441
6.00%, 5/20/34	1,516	1,544,447
Marex Group PLC, 6.404%, 11/4/29	4,050	4,092,877
Nuveen LLC, 5.85%, 4/15/34(1)	2,216	2,243,771
Oaktree Strategic Credit Fund, 8.40%, 11/14/28	3,675	3,938,776
PNC Financial Services Group, Inc.:
5.401% to 7/23/34, 7/23/35(10)	75	74,455
6.875% to 10/20/33, 10/20/34(10)	575	627,895
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	3,754	3,273,195
Santander Holdings USA, Inc., 5.807% to 9/9/25, 9/9/26(10)	2,000	2,011,296
Societe Generale SA:
5.634% to 1/19/29, 1/19/30(1)(10)	4,786	4,779,205
8.50% to 3/25/34(1)(10)(11)	2,864	2,864,625
Stifel Financial Corp., 4.00%, 5/15/30	3,254	3,073,639
Synchrony Bank, 5.40%, 8/22/25	3,225	3,229,888
Synchrony Financial, 4.875%, 6/13/25	628	627,537
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(10)	2,376	2,320,750
5.625%, 2/15/28	845	846,770
Synovus Financial Corp., 6.168% to 11/1/29, 11/1/30(10)	425	428,371
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(10)	3,542	3,403,287
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(10)	6,955	7,266,725
TPG Operating Group II LP, 5.875%, 3/5/34	3,760	3,848,087
U.S. Bancorp:
5.678% to 1/23/34, 1/23/35(10)	6,378	6,434,501
5.85% to 10/21/32, 10/21/33(10)	1,986	2,030,491
UBS AG, 7.95%, 1/9/25	3,500	3,501,694
UBS Group AG:
4.253%, 3/23/28(1)	1,685	1,637,900
Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
UBS Group AG: (continued)
4.375% to 2/10/31(1)(10)(11)		3,883	$ 3,339,847
9.25% to 11/13/28(1)(10)(11)		3,150	3,413,250
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(10)		1,295	1,251,734
5.861% to 6/19/27, 6/19/32(1)(10)		3,643	3,650,601
Wells Fargo & Co., 4.54% to 8/15/25, 8/15/26(10)		5,000	4,991,239
			$ 324,080,765
Government - Multinational — 0.4%
International Bank for Reconstruction & Development, 8.50%, 4/6/26	MXN	72,800	$3,404,677
			$3,404,677
Industrial — 1.8%
AP Moller - Maersk AS, 5.875%, 9/14/33(1)		2,500	$2,557,312
Arrow Electronics, Inc., 5.15%, 8/21/29		2,144	2,136,113
BAE Systems PLC, 5.30%, 3/26/34(1)		3,191	3,183,417
MasTec, Inc., 5.90%, 6/15/29		4,927	5,019,270
Reworld Holding Corp., 4.875%, 12/1/29(1)		1,330	1,231,480
Seaspan Corp., 5.50%, 8/1/29(1)		2,150	2,009,965
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)		1,550	1,533,717
			$17,671,274
Technology — 3.9%
Broadcom, Inc., 3.137%, 11/15/35(1)		3,740	$3,055,934
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)		1,700	1,586,612
Cloud Software Group, Inc., 9.00%, 9/30/29(1)		2,325	2,363,464
Concentrix Corp., 6.60%, 8/2/28(8)		5,774	5,918,841
Intel Corp.:
4.75%, 3/25/50		949	734,456
4.90%, 8/5/52		4,687	3,703,513
Kyndryl Holdings, Inc.:
3.15%, 10/15/31(8)		2,210	1,917,001
6.35%, 2/20/34(8)		3,135	3,263,230
McAfee Corp., 7.375%, 2/15/30(1)		2,100	2,042,232
Oracle Corp., 2.50%, 4/1/25		4,300	4,275,737
Playtika Holding Corp., 4.25%, 3/15/29(1)		2,610	2,376,057
Qorvo, Inc., 3.375%, 4/1/31(1)		5,050	4,323,263
Seagate HDD Cayman, 9.625%, 12/1/32		1,618	1,825,596
			$37,385,936
Utilities — 2.2%
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)		1,129	$964,411
Engie SA, 5.625%, 4/10/34(1)		4,150	4,155,999
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/28		8,000	7,245,215
5.25%, 3/15/34		4,000	3,958,822

Calvert
Income Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Utilities (continued)
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	1,744	$ 1,638,010
Terraform Global Operating LP, 6.125%, 3/1/26(1)	2,795	2,801,696
		$ 20,764,153
Total Corporate Bonds (identified cost $548,801,090)		$ 544,827,062

Exchange-Traded Funds — 0.3%

Security	Shares	Value
Fixed-Income Funds — 0.3%
Calvert Ultra-Short Investment Grade ETF(12)	65,000	$ 3,295,825
Total Exchange-Traded Funds (identified cost $3,304,000)		$ 3,295,825

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(7)(13)	$1,000	$ 988,550
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(7)(13)	1,000	985,350
Total High Social Impact Investments (identified cost $2,000,000)		$ 1,973,900

Mutual Funds — 1.6%

Security	Shares	Value
Income Funds — 1.6%
Calvert Floating-Rate Advantage Fund, Class R6(12)	1,686,261	$ 15,125,764
Total Mutual Funds (identified cost $15,170,663)		$ 15,125,764

Preferred Stocks — 0.6%

Security	Shares	Value
Real Estate Management & Development — 0.4%
Brookfield Property Partners LP:
Series A, 5.75%	70,736	$ 878,541
Series A2, 6.375%	212,000	2,883,200
		$ 3,761,741
Security	Shares	Value
Wireless Telecommunication Services — 0.2%
U.S. Cellular Corp.:
5.50%	43,223	$ 967,331
6.25%	33,163	766,728
		$ 1,734,059
Total Preferred Stocks (identified cost $9,024,478)		$ 5,495,800

Senior Floating-Rate Loans — 4.5%(14)

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.2%
Dynasty Acquisition Co., Inc.:
Term Loan, 6.607%, (SOFR + 2.25%), 10/31/31	$1,449	$ 1,457,379
Term Loan, 6.607%, (SOFR + 2.25%), 10/31/31	551	554,341
		$ 2,011,720
Construction & Engineering — 0.2%
APi Group DE, Inc., Term Loan, 6.357%, (SOFR + 2.00%), 1/3/29	$2,389	$ 2,392,741
		$ 2,392,741
Diversified Consumer Services — 0.2%
KUEHG Corp., Term Loan, 7.839%, (SOFR + 3.25%), 6/12/30	$2,000	$2,023,040
		$2,023,040
Diversified Telecommunication Services — 0.1%
Lumen Technologies, Inc.:
Term Loan, 6.822%, (SOFR + 2.35%), 4/15/29	$679	$639,471
Term Loan, 6.822%, (SOFR + 2.35%), 4/15/30	678	633,747
		$1,273,218
Entertainment — 0.3%
Delta 2 (LUX) SARL:
Term Loan, 9/30/31(15)	$1,667	$1,673,125
Term Loan, 9/10/31(15)	833	836,562
		$2,509,687
Environmental Control — 0.2%
Reworld Holding Corp.:
Term Loan, 6.697%, (SOFR + 2.25%), 11/30/28	$1,849	$1,853,894
Term Loan, 6.697%, (SOFR + 2.25%), 11/30/28	142	142,429
		$1,996,323
Financial Services — 0.3%
CPI Holdco B LLC, Term Loan, 6.357%, (SOFR + 2.00%), 5/19/31	$2,494	$2,491,743
		$2,491,743

Calvert
Income Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Equipment & Supplies — 0.2%
Medline Borrower LP, Term Loan, 6.607%, (SOFR + 2.25%), 10/23/28	$1,985	$ 1,994,275
		$ 1,994,275
Health Care Providers & Services — 0.1%
Raven Acquisition Holdings LLC:
Term Loan, 1.625%, 11/19/31(16)	$100	$ 100,351
Term Loan, 7.607%, (SOFR + 3.25%), 11/19/31	1,400	1,404,907
		$ 1,505,258
Insurance — 1.1%
Alliant Holdings Intermediate LLC, Term Loan, 7.106%, (SOFR + 2.75%), 9/19/31	$1,990	$1,997,569
AmWINS Group, Inc., Term Loan, 6.722%, (SOFR + 2.25%), 2/19/28	2,483	2,493,625
HUB International Ltd., Term Loan, 7.367%, (SOFR + 2.75%), 6/20/30	1,985	1,999,555
Ryan Specialty Group LLC, Term Loan, 6.607%, (SOFR + 2.25%), 9/15/31	2,000	2,010,000
USI, Inc., Term Loan, 6.579%, (SOFR + 2.25%), 11/22/29	1,985	1,984,291
		$10,485,040
IT Services — 0.5%
Informatica LLC, Term Loan, 6.607%, (SOFR + 2.25%), 10/27/28	$2,494	$2,509,175
Sedgwick Claims Management Services, Inc., Term Loan, 7.585%, (SOFR + 3.00%), 7/31/31	1,990	2,004,419
		$4,513,594
Machinery — 0.5%
Gates Global LLC, Term Loan, 6.107%, (SOFR + 1.75%), 6/4/31	$2,495	$2,503,271
TK Elevator U.S. Newco, Inc., Term Loan, 8.588%, (SOFR + 3.50%), 4/30/30	1,985	2,001,920
		$4,505,191
Software — 0.1%
CCC Intelligent Solutions, Inc., Term Loan, 6.722%, (SOFR + 2.25%), 9/21/28	$992	$997,909
		$997,909
Specialty Retail — 0.5%
Belron Finance LLC, Term Loan, 7.273%, (SOFR + 2.75%), 10/16/31	$2,494	$2,520,645
Borrower/Description	Principal Amount (000's omitted)	Value
Specialty Retail (continued)
Les Schwab Tire Centers, Term Loan, 7.357%, (SOFR + 3.00%), 4/23/31	$1,990	$ 2,002,438
		$ 4,523,083
Total Senior Floating-Rate Loans (identified cost $42,982,916)		$ 43,222,822

U.S. Government Agency Mortgage-Backed Securities — 15.6%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association, 5.00%, 1/1/54	$4,047	$ 3,907,920
Uniform Mortgage-Backed Security:
5.00%, 30-Year, TBA(17)	64,063	61,793,178
5.50%, 30-Year, TBA(17)	76,272	75,232,195
6.00%, 30-Year, TBA(17)	9,395	9,438,305
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $152,840,506)		$ 150,371,598

U.S. Treasury Obligations — 1.2%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds, 4.625%, 5/15/44	$4,726	$ 4,583,132
U.S. Treasury Notes, 4.50%, 5/31/29	6,948	6,982,829
Total U.S. Treasury Obligations (identified cost $11,812,584)		$ 11,565,961

Miscellaneous — 0.0%

Security	Principal Amount	Value
Energy — 0.0%
Enviva LLC, escrow certificates(6)	$2,538,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Calvert
Income Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 14.6%
Affiliated Fund — 8.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(18)	78,519,347	$ 78,519,347
Total Affiliated Fund (identified cost $78,519,347)		$ 78,519,347

Securities Lending Collateral — 2.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.46%(19)	22,094,155	$ 22,094,155
Total Securities Lending Collateral (identified cost $22,094,155)		$ 22,094,155
U.S. Treasury Obligations — 4.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 2/6/25	$40,377	$ 40,211,630
Total U.S. Treasury Obligations (identified cost $40,198,716)		$ 40,211,630
Total Short-Term Investments (identified cost $140,812,218)		$ 140,825,132
Total Investments — 116.4% (identified cost $1,148,067,450)		$1,122,746,736
Less Unfunded Loan Commitments — (0.0)%(20)		$ (100,000)

Net Investments — 116.4% (identified cost $1,147,967,450)	$1,122,646,736

Other Assets, Less Liabilities — (16.4)%	$ (158,054,933)
Net Assets — 100.0%	$ 964,591,803

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2024, the aggregate value of these securities is $415,769,329 or 43.1% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2024.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2024.
(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at December 31, 2024.
(5)	Step coupon security. Interest rate represents the rate in effect at December 31, 2024.
(6)	Non-income producing security.
(7)	Restricted security. Total market value of restricted securities amounts to $3,622,972, which represents 0.4% of the net assets of the Fund as of December 31, 2024.
(8)	All or a portion of this security was on loan at December 31, 2024. The aggregate market value of securities on loan at December 31, 2024 was $35,238,848 and the total market value of the collateral received by the Fund was $36,667,826, comprised of cash of $22,094,155 and U.S. government and/or agencies securities of $14,573,671.
(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2024, the aggregate value of these securities is $5,090,152 or 0.5% of the Fund's net assets.
(10)	Security converts to variable rate after the indicated fixed-rate coupon period.
(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(12)	Affiliated fund.
(13)	May be deemed to be an affiliated company.
(14)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(15)	This Senior Loan will settle after December 31, 2024, at which time the interest rate will be determined.
(16)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At December 31, 2024, the total value of unfunded loan commitments is $100,351.
(17)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(18)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2024.

Calvert
Income Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

(19)	Represents investment of cash collateral received in connection with securities lending.
(20)	Amount is less than (0.05)%.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	25,789,444	USD	4,522,536	BNP Paribas	1/17/25	$ —	$(359,186)
CAD	17,415	USD	12,619	State Street Bank and Trust Company	1/17/25	—	(497)
USD	4,082,316	CAD	5,609,211	Credit Agricole Corporate and Investment Bank	1/17/25	178,017	—
USD	12,520	CAD	17,415	UBS AG	1/17/25	398	—
USD	2,238,198	EUR	2,050,537	JPMorgan Chase Bank, N.A.	1/17/25	112,963	—
USD	2,535,377	GBP	1,950,000	Citibank, N.A.	1/17/25	94,467	—
						$385,845	$(359,683)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	964	Long	3/31/25	$198,207,438	$45,563
U.S. 5-Year Treasury Note	526	Long	3/31/25	55,916,266	(293,756)
U.S. Long Treasury Bond	410	Long	3/20/25	46,675,938	(1,038,991)
U.S. Ultra 10-Year Treasury Note	62	Long	3/20/25	6,901,375	(158,563)
U.S. Ultra-Long Treasury Bond	220	Long	3/20/25	26,159,375	(904,002)
U.S. 10-Year Treasury Note	(34)	Short	3/20/25	(3,697,500)	33,337
					$(2,316,412)
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$1,000,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29	9/20/24	1,000,000
Enviva LLC	12/6/24	665,264

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Calvert
Income Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Currency Abbreviations:
BRL	– Brazilian Real
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
MXN	– Mexican Peso
USD	– United States Dollar
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended December 31, 2024, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the fiscal year to date ended December 31, 2024, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At December 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At December 31, 2024, the value of the Fund's investment in Calvert Impact Capital, Inc. and in funds that may be deemed to be affiliated was $98,914,836, which represents 10.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	$ 2,535,000	$ 762,750	$ —	$ —	$ (1,925)	$ 3,295,825	$ 37,410	65,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	1,013,790	—	—	—	(25,240)	988,550	12,500	1,000,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(1)	1,015,060	—	—	—	(29,710)	985,350	12,500	1,000,000
Mutual Funds
Calvert Floating-Rate Advantage Fund, Class R6	15,092,039	—	—	—	33,725	15,125,764	305,021	1,686,261
Short-Term Investments
Liquidity Fund, Institutional Class(2)	17,083,242	160,180,860	(98,744,755)	—	—	78,519,347	686,303	78,519,347
Total				$ —	$(23,150)	$98,914,836	$1,053,734

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
Income Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$96,032,802	$ —	$96,032,802
Collateralized Mortgage Obligations	—	62,627,824	—	62,627,824
Commercial Mortgage-Backed Securities	—	45,733,174	—	45,733,174
Common Stocks	—	1,649,072	—	1,649,072
Corporate Bonds	—	544,827,062	—	544,827,062
Exchange-Traded Funds	3,295,825	—	—	3,295,825
High Social Impact Investments	—	1,973,900	—	1,973,900
Mutual Funds	15,125,764	—	—	15,125,764
Preferred Stocks	5,495,800	—	—	5,495,800
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	43,122,822	—	43,122,822
U.S. Government Agency Mortgage-Backed Securities	—	150,371,598	—	150,371,598
U.S. Treasury Obligations	—	11,565,961	—	11,565,961
Miscellaneous	—	—	—	—
Short-Term Investments:
Affiliated Fund	78,519,347	—	—	78,519,347
Securities Lending Collateral	22,094,155	—	—	22,094,155
U.S. Treasury Obligations	—	40,211,630	—	40,211,630
Total Investments	$124,530,891	$998,115,845	$ —	$1,122,646,736
Forward Foreign Currency Exchange Contracts	$ —	$385,845	$ —	$385,845
Futures Contracts	78,900	—	—	78,900
Total	$124,609,791	$998,501,690	$ —	$1,123,111,481
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(359,683)	$ —	$(359,683)
Futures Contracts	(2,395,312)	—	—	(2,395,312)
Total	$(2,395,312)	$(359,683)	$ —	$(2,754,995)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.